Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

9. Commitments and Contingencies

Operating Lease Commitments

In September 2021, the Company entered into a five-year noncancelable facilities lease agreement for approximately 9,600 square feet of office space in Waltham, Massachusetts. The monthly rental payments under the lease, which include base rent charges of $0.4 million per year, are subject to periodic rent increases through September 2026. In addition to base rent, monthly rental payments include the Company’s proportionate share of operating expenses. The lease terms provide for one five-year extension term with base rent calculated on the then-market rate.

In June 2022, the Company entered into a two-year noncancelable agreement for dedicated laboratory and office space in Newton, Massachusetts (the “Newton, MA Lease”). The monthly rental payments under the agreement include base rent charges of $0.7 million per year. The agreement terms provide for a month-to-month extension after completion of the initial two-year term with base rent calculated on the then-market rate with three months’ prior notice.

In September 2022, the Company amended the Newton, MA Lease. Pursuant to the amendment, the Company entered into a separate two-year noncancelable agreement for new dedicated laboratory and office space on the same campus as the Newton, MA Lease. The Company took occupancy of the new dedicated laboratory and office space in December 2022. The monthly rental payments under the amended agreement include base rent charges of $1.3 million per year. The agreement terms provide for a month-to-month extension, after completion of the initial two-year term extending through November 2024, with base rent calculated on the then-market rate with three months’ prior notice.

The components of operating lease expense were as follows (in thousands):

December 31,
2022
Lease cost:
Operating lease cost	$754
Variable lease cost	31
Total lease cost	$785

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$837

Future minimum lease payments under the noncancelable leases as of December 31, 2022 was as follows (in thousands):

Year Ending December 31,	Operating Lease
2023	$1,731
2024	1,521
2025	430
2026	328
Total lease payments	4,010
Present value adjustment	(286)
Present value of operating lease liability	$3,724

As of December 31, 2022, the Company’s operating lease was measured using a weighted-average incremental borrowing rate of 6.0% over a weighted-average remaining lease term of 2.6 years.

The total operating liability is presented on the Company’s condensed consolidated balance sheet based on maturity dates. $1.5 million of the total operating liability is classified under "operating lease liability, current” for the portion due within twelve months, and $2.2 million is classified under "operating lease liability, non-current”.

License Agreements

The Company has entered into license agreements with Adimab and WuXi Biologics (see Note 7).

Other Agreements

In November 2022, the Company entered into the PHP MSA (see Note 8). Concurrently with the PHP MSA, the Company entered into the PHP Work Order, pursuant to which PHP agreed to advise and counsel the Company regarding clinical development and regulatory matters with respect to its product candidates. The PHP Work Order is effective for six months from November 2022 and may be extended by written agreement of the Company and PHP. As compensation for the services and deliverables under the PHP Work Order, the Company is obligated to pay PHP a cash fee of $0.5 million per month during the term of the PHP Work Order for an Aggregate Fee of $3.0 million. In the event that (i) the Company terminates the PHP Work Order for any reason other than material breach by PHP or (ii) PHP terminates the PHP Work Order due to material breach by the Company, in each case, pursuant to the terms of the PHP MSA, the Company would be required to pay PHP the balance of the Aggregate Fee as of the date the PHP Work Order is terminated. The cash fee is subject to change if the parties extend the term of the PHP Work Order in accordance with the terms thereof.

Clinical and Manufacturing Agreements

In July 2020, the Company entered into a Clinical Master Services Agreement with WuXi Biologics (the “Clinical Master Services Agreement”). The Clinical Master Services Agreement outlines the terms and conditions under which WuXi Biologics coordinates biologics development and clinical manufacturing services for the Company.

In December 2020, the Company entered into a Commercial Manufacturing Services Agreement with WuXi Biologics, which was amended and restated in August 2021 (as amended and restated, the “Commercial Manufacturing Agreement”). The Commercial Manufacturing Agreement outlines the terms and conditions under which WuXi Biologics manufactures drug substance and drug product for commercial use.

The Company committed to minimum noncancelable purchase obligations related to batches of adintrevimab drug substance and certain services with respect to the product requirements for 2022 and 2023 and batches of adintrevimab drug product and certain services with respect to the product requirements for 2022, the payments for which will extend into 2023.

In April 2022, the total volume of contractually binding drug substance and drug product batches to be manufactured under the Commercial Manufacturing Agreement was reduced to $51.6 million, a decrease of $107.8 million from the previous commitment of minimum non-cancelable purchase obligations of $159.4 million. In addition, WuXi Biologics agreed to provide the Company with a credit in the low eight-figures to offset future services rendered by WuXi.

In July 2022, the Company provided notice to WuXi Biologics to cancel the contractually binding adintrevimab drug product batches.

In November 2022, WuXi Biologics reassigned the remaining contractually binding adintrevimab drug substance batches under the Commercial Manufacturing Agreement to contractually binding NVD200 drug substance batches under its Clinical Master Services Agreement. As of December 31, 2022, the total remaining cost of contractually binding NVD200 drug substance batches to be manufactured under the Clinical Master Services Agreement is $18.1 million, which is expected to be incurred and paid in 2023.

In March 2023, the remaining contractually binding batches were repurposed, and the related services now relate to manufacturing of VYD222.

During the year ended December 31, 2022, the majority of the low eight-figure credit was applied to WuXi Biologics services as a reduction of research and development expenses and a reduction of accounts payable and accrued expenses. The remaining portion of the credit is expected to be utilized during the first quarter of 2023.

Unless earlier terminated, the Commercial Manufacturing Agreement remains in effect for an initial period of five years and thereafter automatically renews for further successive periods of five years each. Either party may terminate the agreement upon the breach or default by the other party, other than a non-payment breach, that is not cured within 90 days after notice. Both parties are also entitled to terminate the Commercial Manufacturing Agreement if the other party becomes insolvent or is the subject of a petition in bankruptcy or of any other related proceeding or event. Either party may terminate either the Commercial Manufacturing Agreement in its entirety, or an individual order, (i) to the extent the other party suffers a force majeure event that is continuing for a predefined period of time and (ii) if the other party fails to make a payment when due under the arrangement and such non-payment is not cured within 30 days after notice.

Other Contracts

The Company enters into agreements with third parties in the ordinary course of business for various products and services, including those related to research, preclinical and clinical operations, manufacturing and support, supply chain, and distribution. These contracts do not contain any material minimum purchase commitments. Certain of these agreements provide for termination rights subject to the payment of termination fees and/or wind-down costs. Under such agreements, the Company is contractually obligated to make certain payments to vendors upon early termination, primarily to reimburse them for their unrecoverable outlays incurred prior to cancellation as well as any amounts owed by the Company prior to early termination. The actual amounts the Company could pay in the future to the vendors under such agreements may differ from the purchase order amounts due to cancellation provisions. The termination fees were not probable of payment as of December 31, 2022 and 2021.

Legal Proceedings

From time to time, the Company may become involved in legal proceedings or other litigation relating to claims arising in the ordinary course of business. The Company accrues a liability for such matters when it is probable that future expenditures will be made and that such expenditures can be reasonably estimated. Significant judgment is required to determine both probability and estimated exposure amount. Legal fees and other costs associated with such proceedings are expensed as incurred. As of December 31, 2022 and 2021, the Company was not a party to any material legal proceedings.

On January 31, 2023, a securities class action lawsuit captioned Brill v. Invivyd, Inc., et. al., Case No. 1:23-CV-10254-LTS, was filed against the Company and certain of its former officers in the U.S. District Court for the District of Massachusetts. The complaint alleges violations of Sections 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder on the basis of purportedly materially false and misleading statements and omissions concerning ADG20’s effectiveness against the Omicron variant of COVID-19. The complaint seeks, among other things, unspecified damages, attorneys’ fees, expert fees, and other costs.

The Company believes that is has strong defenses and it intends to vigorously defend against this action. The lawsuit is in early stages, and, at this time, no assessment can be made as to the likely outcome or whether the outcome will be material to the Company.

Additionally, the Company received a request from the SEC, dated March 22, 2023, for documents and information concerning, among other matters, the Company’s testing and analysis of the efficacy of ADG20 against Omicron and other COVID-19 variants, its public statements regarding the potential use of ADG20 against the Omicron variant, and related communications with investors and the media. The Company intends to cooperate fully with this fact-finding inquiry.

Indemnification Agreements

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to its vendors, lessors, contract research organizations, contract manufacturing organizations, business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments that the Company could be required to make under these indemnification agreements is, in many cases, unlimited. The Company has not incurred any material costs as a result of such indemnifications and is not currently aware of any indemnification claims.